Information on geographical areas	12 Months Ended
Dec. 31, 2022
Disclosure of geographical areas [abstract]
Information on geographical areas
35 Information on geographical areas
ING Group’s business lines operate in Seven main geographical areas: the Netherlands, Belgium, Rest of Europe, North America, Latin America, Asia and Australia. A geographical area is a distinguishable component of the Group engaged in providing products or services within a particular economic environment that is subject to risks and returns that are different from those of geographical areas operating in other economic environments. The geographical analyses are based on the location of the office from which the transactions are originated and do not include countries where ING only has representation offices. The Netherlands is ING Group’s country of domicile.

In order to increase ING Group’s tax transparency, additional financial information on a per country basis has been included in this disclosure: Tax paid represents all income tax paid to and/or received from tax authorities in the current year, irrespective of the fiscal year to which these payments or refunds relate.
Total assets by country does not include intercompany balances and reconciles to the total assets in the consolidated statement of financial position of ING Group. In December 2021 the OECD released a draft legislative framework that is designed to ensure, from 2024 onwards, that large multinational groups pay income tax at a minimum rate of 15% in all the countries they are present in. At the date when these financial statements were authorized for issue, of all the countries ING is present in, only South Korea has enacted legislation to this effect. At 31 December 2022 ING Group does not have sufficient information to determine the future potential quantitative impact.
The table below provide additional information, for the years 2022, 2021 and 2020 respectively, on names of principal subsidiaries and branches, nature of main activities and average number of employees on a full time equivalent basis by country/tax jurisdiction.

Additional information by country
Geographical area	Country/Tax jurisdiction	Name of principal subsidiary	Main (banking) activity	Average number of employees at full time equivalent basis			Total Income			Total assets			Result before tax			Taxation			Tax paid
				2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
Netherlands	Netherlands	ING Bank N.V.	Wholesale / Retail	14,488	15,138	15,201	8,831	6,621	5,100	310,913	299,768	283,664	4,874	2,383	612	1,399	728	284	376	428	588
Belgium	Belgium	ING België N.V.	Wholesale / Retail	6,582	6,965	7,397	4,365	2,754	2,637	128,323	130,335	133,269	2,298	843	212	584	213	75	152	174	66
	Luxembourg	ING Luxembourg S.A.	Wholesale / Retail	927	856	855	503	366	280	18,415	20,407	15,290	261	189	100	65	48	25	37	20	24
Rest of Europe	Poland [1]	ING Bank Slaski S.A	Wholesale / Retail	11,130	10,674	9,425	1,652	1,509	1,399	45,598	43,888	40,928	544	660	438	143	154	131	-23	235	232
	Germany	ING DiBa A.G.	Wholesale / Retail	5,573	5,521	5,059	8,574	2,962	2,376	167,517	159,799	162,538	6,798	1,587	896	2,175	522	310	189	493	409
	Romania [1]	Branch of ING Bank N.V.	Wholesale / Retail	3,580	3,319	3,049	584	495	456	10,555	9,635	8,526	324	273	141	51	41	20	67	21	24
	Turkey	ING Bank A.S.	Wholesale / Retail	3,076	3,338	3,724	64	335	420	5,400	5,818	7,316	-143	144	125	65	35	27	79	33	25
	Spain	Branch of ING Bank N.V.	Wholesale / Retail	1,439	1,380	1,228	899	743	679	32,277	32,559	29,899	321	212	104	104	57	37	101	59	52
	Italy	Branch of ING Bank N.V.	Wholesale / Retail	1,118	1,099	1,025	345	335	337	14,152	13,983	13,747	63	73	44	22	25	24	2	2	2
	UK	Branch of ING Bank N.V.	Wholesale	692	698	709	693	636	546	46,066	50,734	64,676	286	277	97	81	73	15	58	50	32
	France [2,3]	Branch of ING Bank N.V.	Wholesale	600	764	737	557	313	239	9,087	12,397	11,555	229	-65	-70	60	-16	-17	22	-7	9
	Russia	ING Bank (Eurasia) Z.A.O.	Wholesale	272	281	297	246	38	51	2,783	898	1,035	128	3	3	9	0	0	21	-7	-3
	Czech Republic [4]	Branch of ING Bank N.V.	Wholesale	137	285	355	78	100	145	3,192	2,894	3,848	38	33	59	6	8	12	13	-2	4
	Hungary	Branch of ING Bank N.V.	Wholesale	120	119	131	82	44	43	1,993	1,148	1,092	38	12	6	5	3	2	2	2	1
	Slovakia [1]	Branch of ING Bank N.V.	Wholesale	1,129	983	878	15	15	18	391	352	385	-1	3	7	1	0	3	0	2	1
	Ukraine	PJSC ING Bank Ukraine	Wholesale	91	96	108	45	22	26	385	409	335	9	11	16	2	2	3	2	2	3
	Austria [4]	Branch of ING Bank N.V.	Wholesale	17	292	332	19	175	75	261	419	1,840	9	101	0	2	16	-5	3	6	-14
	Bulgaria	Branch of ING Bank N.V.	Wholesale	60	61	65	15	14	13	436	420	406	1	2	2	0	0	0	0	0	0
	Ireland	Branch of ING Bank N.V.	Wholesale	72	64	50	66	70	72	2,773	1,831	2,051	28	77	66	3	10	8	6	10	8
	Portugal	Branch of ING Bank N.V.	Wholesale	11	11	13	15	15	16	689	675	790	9	9	11	3	3	7	2	3	4
	Switzerland	Branch of ING Bank N.V.	Wholesale	277	259	256	290	241	187	9,513	11,081	7,939	182	148	88	25	21	13	45	67	14
1Includes significant number of FTEs in relation to global services provided.
2Public subsidies received, as defined in article 89 of the CRD IV, amounts to EUR 0.1 million (2021: EUR 0.0 million; 2020: EUR 0.3 million).
3In 2022, ING discontinued its retail activities in France and the Philippines.
4In the fourth quarter of 2021, ING exited from the retail banking markets in Austria and the Czech Republic.

Additional information by country (continued)
Geographical area	Country/Tax jurisdiction	Name of principal subsidiary	Main (banking) activity	Average number of employees at full time equivalent basis			Total Income			Total assets			Result before tax			Taxation			Tax paid
				2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
North America	Canada	Payvision Canada Services Ltd.	In liquidation	0	0	1	0	0	3	0	0	0	0	0	0	0	0	0	0	0	0
	USA	ING Financial Holdings Corp.	Wholesale	586	563	600	892	936	720	65,024	55,582	48,205	413	779	39	115	182	16	135	148	38
Latin America	Brazil	Branch of ING Bank N.V.	Closed in 2022	30	63	89	17	13	30	57	288	1,813	9	1	3	1	5	19	5	8	4
	Colombia	ING Capital Colombia S.A.S.	Dissolved in 2021		0	3		0	1		0	2		0	0		0	0		0	0
	Mexico	ING Consulting, S.A. de C.V.	Wholesale	6	6	7	0	1	1	1	3	2	-2	-1	-1	0	0	0	0	0	0
Asia	China	Branch of ING Bank N.V.	Wholesale	76	79	90	30	26	26	1,181	1,654	1,598	4	0	-2	5	6	1	13	-1	-5
	Japan	Branch of ING Bank N.V.	Wholesale	31	30	32	30	25	29	5,128	2,256	3,104	20	4	-1	7	2	-1	-1	3	2
	Singapore	Branch of ING Bank N.V.	Wholesale	565	573	608	354	331	353	25,701	24,163	24,498	105	133	42	14	19	8	21	9	7
	Macau	Payvision Macau Ltd.	Liquidated in 2022	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
	Hong Kong	Branch of ING Bank N.V.	Wholesale	103	105	122	82	79	92	4,343	6,691	7,030	-33	5	-9	-5	1	-1	0	-7	15
	Philippines [1,3]	Branch of ING Bank N.V.	Wholesale	3,098	2,414	1,857	10	6	13	381	567	497	-39	-33	-26	8	-5	6	2	1	2
	South Korea	Branch of ING Bank N.V.	Wholesale	78	75	77	86	65	66	7,989	5,800	6,692	47	26	18	12	6	4	7	-2	10
	Taiwan	Branch of ING Bank N.V.	Wholesale	35	33	34	33	26	36	3,578	2,963	3,160	-16	-3	19	-5	-1	4	4	0	1
	Indonesia	PT ING Securities Indonesia	Liquidated in 2022	0	0	0	0	0	0	0	5	5	0	0	0	0	0	0	0	0	0
	Malaysia	Branch of ING Bank N.V.	Closed in 2022	0	4	6	0	0	1	1	1	141	0	-1	-1	0	0	0	0	0	0
	Sri Lanka	Branch of ING Hubs B.V.	Global services	4	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
	United Arab Emirates	Branch of ING Bank N.V.	Wholesale	10	10	10	-1	0	0	1	1	1	-1	-1	-2	0	0	0	0	0	0
Australia	Australia	ING Bank (Australia) Ltd.	Wholesale / Retail	1,556	1,503	1,472	948	782	740	52,728	49,826	46,014	557	500	362	172	149	40	135	121	181
Other	Mauritius	ING Mauritius Investment I	Liquidated in 2022	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Total				57,569	57,660	55,901	30,418	20,093	17,227	976,834	949,250	933,891	17,358	8,385	3,399	5,130	2,306	1,070	1,474	1,873	1,734
1 Includes significant number of FTEs in relation to global services provided.
3 In 2022 ING discontinued its retail activities in France and the Philippines.
2022
The higher tax charge of 29% in the Netherlands (compared to the statutory rate of 25.8%) is mainly caused by the non-deductible Dutch bank tax (EUR 179 million) and the non-deductible impairments regarding goodwill ING Turkey (EUR 32 million) and TTB (EUR 165 million).
The higher positive tax charge of Turkey combined with its accounting loss based on hyperinflation accounting is mainly caused by the non deductibility of this loss for tax purposes.
Since the Russian invasion of the Ukraine our strategy is no new business with Russian clients, including Russian owned entities outside of Russia and to get existing Russia-related credit exposures repaid as quickly as possible. These exposures are booked in various countries and totalled EUR 6.7 billion, published on 4 March 2022. Remaining at risk for ING Group at year-end 2022 is EUR0.3 billion local equity and EUR 2.5 billion credit exposures booked outside of Russia. In 2022, ING's results in connection with Russia-related credit exposures declined significantly, as we have recognized EUR 0.5 billion risk costs related to these exposures. The local results on a stand-alone basis were higher compared to 2021. This was driven by the high local interest rate environment and increased rouble inflow from existing, predominantly non-Russian, clients. Under local law and banking regulations, ING Russia must accept these rouble inflows. Furthermore, the local result before tax expressed in euro (EUR 128 million) was positively impacted by the appreciation of the rouble against the euro for an amount of EUR 80 million throughout 2022. Going forward, we will continue to actively reduce our Russia-related credit exposure.
The higher tax charge in Poland is mainly caused by non-deductible regulatory and other costs.
2021
The higher tax charge of 31% in the Netherlands (compared to the statutory rate of 25%) is mainly caused by the non-deductible Dutch bank tax (EUR 260 million) and the impairments on deferred tax assets regarding Payvision and Yolt (EUR 26 million tax).
The lower tax charge in Austria is caused by previously not recognised tax losses (EUR -10 million tax).
The higher tax charge in Poland is mainly caused by non-deductible regulatory- and other costs.
2020
The higher tax charge of 47% in the Netherlands (compared to the statutory rate of 25%) is mainly caused by the non-deductible Dutch bank tax (EUR 169 million) and the non-deductible impairments regarding goodwill (EUR 266 million) and TMB (EUR 230 million).
The lower tax charge in Australia is caused by a release of a tax provision after concluding a settlement with the Australian Tax Authorities on an issue related to former Insurance activities, which issue was fully indemnified by NN Group.
The higher tax charges in Brazil and the Philippines are mainly caused by the de-recognition of tax benefits for incurred tax losses due to expected insufficient future taxable profits.
The higher tax charges in Poland and Belgium are mainly caused by non-deductible regulatory- and other costs.